Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Inventory	$ 442,681	$ 419,726
Less: reserve for obsolete inventories	(12,011)	(10,705)
Total	$ 430,670	$ 409,021